Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Credit Suisse	Share capital	Share premium	Share premium Credit Suisse	Treasury shares	Treasury shares Credit Suisse	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: financial assets at fair value through other comprehensive income	of which: cash flow hedges	of which: cost of hedging	Total equity attributable to shareholders	Total equity attributable to shareholders Credit Suisse	Non-controlling interests
Balance at Dec. 31, 2022	$ 57,218		$ 304	$ 13,546		$ (6,874)		$ 50,004	$ (103)	$ 4,128	$ (4)	$ (4,234)	$ 7	$ 56,876		$ 342
Impact of the settlement of pre-existing relationships from from the acquisition of the Credit Suisse Group		$ (61)					$ (61)								$ (61)
Acquisition of treasury shares	(3,070)					(3,070)								(3,070)
Delivery of treasury shares under share-based compensation plans	112			(858)		970								112
Other disposal of treasury shares	206			10		196								206
Cancellation of treasury shares related to the share repurchase program	0		(7)	(554)		1,115		(554)						0
Share-based compensation expensed in the income statement	1,097			1,097										1,097
Tax (expense) / benefit	19			19										19
Dividends	(1,683)			(839)				(839)						(1,679)		(4)
Equity classified as obligation to purchase own shares	11			11										11
Translation effects recognized directly in retained earnings	0							150	(150)		0	(150)	0	0
Share of changes in retained earnings of associates and joint ventures	(1)							(1)						(1)
Share capital currency change	0		49	(49)										0
New consolidations / (deconsolidations) and other increases / (decreases)	224			53										53		172
Total comprehensive income for the year	28,374							25,637	2,715	1,456	4	1,275	(19)	28,352		22
of which: net profit / (loss)	27,382							27,366						27,366		16
of which: OCI, net of tax	991							(1,729)	2,715	1,456	4	1,275	(19)	986		5
Balance at Dec. 31, 2023	86,156		346	13,216		(4,796)		74,397	2,462	5,584	(1)	(3,109)	(13)	85,624		531
Purchase price consideration for the acquisition of the Credit Suisse Group, before consideration of share-based compensation awards		3,547			$ 619		$ 2,928								3,547
Impact of share-based compensation awards from the acquisition of the Credit Suisse Group		$ 162			$ 162										$ 162
Acquisition of treasury shares	(3,091)					(3,091)								(3,091)
Delivery of treasury shares under share-based compensation plans	78			(1,286)		1,364								78
Other disposal of treasury shares	124			4		121								124
Share-based compensation expensed in the income statement	1,104			1,104										1,104
Tax (expense) / benefit	23			23										23
Dividends	(2,285)			(1,128)				(1,128)						(2,256)		(30)
Equity classified as obligation to purchase own shares	(6)			(6)										(6)
Translation effects recognized directly in retained earnings	0							(44)	44		0	44	0	0
Share of changes in retained earnings of associates and joint ventures	(3)							(3)						(3)
New consolidations / (deconsolidations) and other increases / (decreases)	73			86				7						93		(20)
Total comprehensive income for the year	3,401							4,805	(1,417)	(1,754)	1	481	(146)	3,388		13
of which: net profit / (loss)	5,146							5,085						5,085		60
of which: OCI, net of tax	(1,744)							(280)	(1,417)	(1,754)	1	481	(146)	(1,698)		(47)
Equity attributable to shareholders at the end of the period at Dec. 31, 2024	85,079
Balance at Dec. 31, 2024	85,574		346	12,012		(6,402)		78,035	1,088	3,830	0	(2,585)	(158)	85,079		494
Equity attributable to non-controlling interests	494
Acquisition of treasury shares	(5,436)					(5,436)								(5,436)
Delivery of treasury shares under share-based compensation plans	182			(1,387)		1,569								182
Other disposal of treasury shares	99			(1)		100								99
Cancellation of treasury shares related to the share repurchase program	0		(12)	(1,133)		2,277		(1,133)						0
Share-based compensation expensed in the income statement	1,107			1,107										1,107
Tax (expense) / benefit	160			160										160
Dividends	(2,894)			(1,433)				(1,433)						(2,866)		(28)
Equity classified as obligation to purchase own shares	(15)			(15)										(15)
Translation effects recognized directly in retained earnings	0							50	(50)		0	(50)	0	0
Share of changes in retained earnings of associates and joint ventures	(2)							(2)						(2)
New consolidations / (deconsolidations) and other increases / (decreases)	(337)			(93)				0						(93)		(243)
Total comprehensive income for the year	12,045							7,223	4,774	3,333	72	1,295	74	11,998		48
of which: net profit / (loss)	7,797							7,767						7,767		30
of which: OCI, net of tax	4,248							(543)	4,774	3,333	72	1,295	74	4,231		17
Equity attributable to shareholders at the end of the period at Dec. 31, 2025	90,213
Balance at Dec. 31, 2025	90,484		$ 334	$ 9,217		$ (7,891)		$ 82,740	$ 5,813	$ 7,163	$ 73	$ (1,339)	$ (84)	$ 90,213		$ 271
Equity attributable to non-controlling interests	$ 271